Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
C000212830
Account Value [Line Items]
Line Graph and Table Measure Name	Hundredfold Select Alternative Fund
Account Value	$ 18,770	$ 17,961	$ 16,470	$ 18,224	$ 17,540	$ 12,797	$ 11,808	$ 11,622	$ 11,010	$ 9,651	$ 10,000
C000212831
Account Value [Line Items]
Line Graph and Table Measure Name	Hundredfold Select Alternative Fund
Account Value	$ 2,056,892	1,950,003	1,772,353	1,942,471	1,852,047	1,338,703	1,224,067	1,193,754	1,121,353	973,781	1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,613	10,976	10,622	11,766	12,086	11,921	10,674	10,346	10,294	10,150	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,161,321	1,097,571	1,062,231	1,176,620	1,208,578	1,192,085	1,067,385	1,034,591	1,029,391	1,015,026	1,000,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,877	28,611	21,932	23,759	20,414	15,549	14,371	13,729	11,724	9,381	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,387,689	$ 2,861,075	$ 2,193,195	$ 2,375,940	$ 2,041,376	$ 1,554,857	$ 1,437,116	$ 1,372,870	$ 1,172,384	$ 938,093	$ 1,000,000